Acquisition and Deconsolidations of Subsidiaries	12 Months Ended
Jun. 30, 2025
Acquisition and Deconsolidations of Subsidiaries [Abstract]
ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

NOTE 3 – ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

Acquisition of CAE

On December 20, 2023, CLPS SG entered into an agreement with College of Allied Educators Pte. Ltd. (“CAE”) to purchase 100% of its equity interest, at a total cash consideration of $3,244,145. CAE is a company incorporated in Singapore, mainly engaged in providing programs, short courses, and workshops to train and help individuals and professionals in counselling, psychology, and allied health and science. This acquisition created resources and business synergies by connecting highly skilled IT professionals with education platforms to collaborate, advance, and promote IT talent creation and development to support the Company’s long-term business expansion.

The acquisition was completed on January 3, 2024 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	1,469,832
Accounts receivable, net	15,094
Prepayments, deposits and other assets	146,410
Intangible assets:
License	909,573
Client lists	166,755
Collaboration agreement	98,537
Other current liabilities	(745,579)
Other non-current liabilities	(947)
Deferred tax liabilities	(199,727)
Goodwill	1,384,197
Total consideration	3,244,145

Identifiable intangible assets acquired include license, client lists and collaboration agreement. Client lists and collaboration agreement were both valued using an income approach and determined to carry estimated remaining useful lives of two years and four years, respectively. License was valued using a relief from royalty method and determined to carry estimated remaining useful lives of twenty years (a Level 3 measurement). Significant assumptions used in the valuation of intangible assets are projected revenue growth rates, royalty rate, and discount rate. Goodwill recognized represents the expected synergies from integrating academic education with the company's business and is not tax deductible.

Acquisition of Shell Infotech

On June 7, 2024, Ridik Pte. Ltd. entered into an agreement with Shell Infotech Pte. Ltd. and Shell Infotech Consulting Sdn. Bhd. (collectively, “Shell Infotech”) to purchase 100% of its equity interest, at a total cash consideration of $887,836 and $29,595, respectively. Shell Infotech is a leading IT consulting and managed services provider headquartered in Singapore and was established in 2003. It offers a wide range of IT services, including software development, SAP solutions, enterprise applications, and managed services, with a focus on the banking and insurance sectors in Singapore and Malaysia. This acquisition expanded the Company’s client base and market share in Southeast Asia, while strengthened its core IT competencies and service offerings and solidified its commitment to global expansion.

The acquisition of the 100% equity interest in Shell Infotech was completed on June 7, 2024 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. Significant assumptions used in the valuation of intangible assets are projected revenue growth rates and discount rate. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	126,410
Accounts receivable, net	574,287
Prepayments, deposits and other assets – current	32,432
Property and equipment, net	39,964
Intangible assets: Customer relationships	569,695
Other current liabilities	(453,961)
Other non-current liabilities	(1,255)
Deferred tax liabilities	(96,848)
Goodwill	126,707
Total consideration	917,431

Identifiable intangible assets acquired include customer relationship. Customer relationship was valued using an income approach and determined to carry estimated remaining useful lives of ten years. The goodwill recognized represents the expected synergies with the company's existing business and is not tax deductible.